LOANS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Loans and Leases Receivable Disclosure [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

NOTE G — LOANS

Following is a summary of the composition of the Company’s loan portfolio at September 30, 2013 and December 31, 2012:
	2013		2012
	Amount	Percent of total	Amount	Percent of total
	(Dollars in thousands)
Real estate loans:
1 to 4 family residential	$34,157	9.78%	$41,017	11.14%
Commercial real estate	174,746	50.06%	186,949	50.82%
Multi-family residential	19,145	5.48%	19,524	5.31%
Construction	51,950	14.88%	48,220	13.11%
Home equity lines of credit (“HELOC”)	32,206	9.23%	34,603	9.41%
Total real estate loans	312,204	89.43%	330,313	89.79%
Other loans:
Commercial and industrial	29,233	8.37%	29,297	7.96%
Loans to individuals	8,047	2.31%	8,615	2.34%
Overdrafts	147	0.04%	119	0.03%
Total other loans	37,427	10.72%	38,031	10.33%
Gross loans	349,631		368,344
Less deferred loan origination fees, net	(544)	(.16)%	(452)	(.12)%
Total loans	349,087	100.00%	367,892	100.00%
Allowance for loan losses	(6,858)		(7,897)
Total loans, net	$342,229		$359,995
Loans are primarily made in southeastern North Carolina. Real estate loans can be affected by the condition of the local real estate market and by the local economic conditions.
At September 30, 2013, the Company had pre-approved but unused lines of credit for customers totaling $84.4 million. In management’s opinion, these commitments, and undisbursed proceeds on loans reflected above, represent no more than normal lending risk to the Company and will be funded from normal sources of liquidity.
A description of the various loan products provided by the Bank is presented below.

1-to-4 Family Residential Loans

Residential 1-to-4 family loans are mortgage loans secured by residential real estate within the Bank’s market areas. These loans may also include loans that convert from construction loans into permanent financing and are secured by properties within the Bank’s market areas.

Commercial Real Estate Loans

Commercial real estate loans are underwritten based on the borrower’s ability to generate adequate cash flow to repay the subject debt within reasonable terms. Commercial real estate loans typically include both owner and non-owner occupied properties with higher principal loan amounts and the repayment of these loans is generally dependent on the successful management of the property. Commercial real estate loans are sensitive to market and general economic conditions. Repayment analysis must be performed and consists of an identified primary/cash flow source of repayment and a secondary/liquidation source of repayment. The primary source of repayment is cash flow from income generated from rental or lease of the property. However, the cash flow can be supplemented with the borrower’s and guarantor’s global cash flow position. Other credit issues such as the business fundamentals and financial strength of the borrower/guarantor can be considered in determining adequacy of repayment ability. The secondary source of repayment is liquidation of the collateral, supplemented by a liquidation cushion provided by the financial assets of the borrower/ guarantor. Management monitors and evaluates commercial real estate loans based on collateral, market area, and risk grade.

Multi-family Residential Loans

Multi-family residential loans are typically non-farm properties with 5 or more dwelling units in structures which include apartment buildings used primarily to accommodate households on a more or less permanent basis. Successful performance of these types of loans is primarily dependant on occupancy rates, rental rates, and property management.

Construction Loans

Construction loans are non-revolving extensions of credit secured by real property of which the proceeds are used to acquire and develop land and to construct commercial or residential buildings. The primary source of repayment for these types of loans is the sale of the improved property or permanent financing in which case the property is expected to generate the cash flow necessary for repayment on a permanent loan basis. Property cash flow may be supplemented with financial support from the borrowers/guarantors. Proper underwriting of a construction loan consists of the initial process of obtaining, analyzing, and approving various aspects of information pertaining to: the analysis of the permanent financing source, creditworthiness of the borrower and guarantors, ability of contractor to perform under the terms of the contract, and the feasibility, marketability, and valuation of the project.
Also much consideration needs to be given to the cost of the project and sources of funds needed to complete construction as well as identifying any sources of equity funding. Construction loans are traditionally considered to be higher risk loans involving technical and legal requirements inherently different from other types of loans; however with thorough credit underwriting, proper loan structure, and diligent loan servicing, these risks can often be mitigated. Some examples of risks inherent in this type of lending include: underestimated costs, inflation of material and labor costs, site difficulties (i.e. rock, soil), project not built to plans, weather delays and natural disasters, borrower/contractor/subcontractor disputes which prompt liens, interest rates increasing beyond budget.

Home Equity Lines of Credit

Home equity lines of credit are consumer-purpose revolving extensions of credit which are secured by first or second liens on owner-occupied residential real estate. Appropriate risk management and compliance practices are exercised to ensure that loan-to-value, lien perfection, and compliance risks are addressed and managed within the Bank’s established guidelines. The degree of utilization of revolving commitments within this loan segment is reviewed periodically to identify changes in the behavior of this borrowing group.

Commercial and Industrial Loans

Commercial and industrial loans are underwritten after evaluating and understanding the borrower’s ability to generate positive cash flow, operate profitably and prudently expand its business. Underwriting standards are designed to promote relationships to include a full range of loan, deposit, and cash management services. Commercial and industrial loans are primarily made based on the identified cash flows of the borrower and secondarily on the underlying collateral provided by the borrower and the guarantors. The cash flows of the borrower, however, may not be as expected and the collateral securing these loans may fluctuate in value. In the case of loans secured by accounts receivable, the availability of funds for repayment can be impacted by the borrower’s ability to collect amounts due from its customers.

Loans to Individuals & Overdrafts

Consumer loans are approved using Bank policies and procedures established to evaluate each credit request. All lending decisions and credit risks are clearly documented. Several factors are considered in making these decisions such as credit score, adjusted net worth, liquidity, debt ratio, disposable income, credit history, and loan-to-value of the collateral. This process combined with the relatively smaller loan amounts spreads the risk among many individual borrowers. Overdrafts on customer accounts are classified as loans for reporting purposes.
The following tables present an age analysis of past due loans, segregated by class of loans as of September 30, 2013 and December 31, 2012, respectively:
	September 30, 2013
	30+ Days Past Due	Non- Accrual Loans	Total Past Due	Current	Total Loans
	(In thousands)
Commercial and industrial	$—	$137	$137	$29,096	$29,233
Construction	115	1,023	1,138	50,812	51,950
Multi-family residential	—	1,004	1,004	18,141	19,145
Commercial real estate	—	4,350	4,350	170,396	174,746
Loans to individuals & overdrafts	22	7	29	8,165	8,194
1-to-4 family residential	369	847	1,216	32,941	34,157
HELOC	60	773	833	31,373	32,206
Deferred loan (fees) cost, net	—	—	—	—	(544)
	$566	$8,141	$8,707	$340,924	$349,087
There were no loans that were more than 90 days past due and still accruing interest at September 30, 2013.
	December 31, 2012
	30+ Days Past Due	Non- Accrual Loans	Total Past Due	Current	Total Loans
	(In thousands)
Commercial and industrial	$215	$319	$534	$28,763	$29,297
Construction	138	2,298	2,436	45,784	48,220
Multi-family residential	—	1,482	1,482	18,042	19,524
Commercial real estate	241	4,373	4,614	182,335	186,949
Loans to individuals & overdrafts	19	11	30	8,704	8,734
1 to 4 family residential	536	1,061	1,597	39,420	41,017
HELOC	30	582	612	33,991	34,603
Deferred loan (fees) cost, net	—	—	—	—	(452)
	$1,179	$10,126	$11,305	$357,039	$367,892
There were no loans greater than 90 days past due and still accruing interest at December 31, 2012.

Impaired Loans

The following tables present information on loans that were considered to be impaired as of September 30, 2013 and December 31, 2012:

	As of September 30, 2013			Three months ended September 30, 2013		Nine months ended September 30, 2013
	Recorded Investment	Contractual Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized on Impaired Loans	Average Recorded Investment	Interest Income Recognized on Impaired Loans
	(In thousands)
With no related allowance recorded:
Commercial and industrial	$628	$822	$—	$644	$27	$543	$31
Construction	1,885	2,137	—	1,787	5	2,006	8
Commercial real estate	3,576	4,798	—	5,494	—	5,297	—
Loans to individuals & overdrafts	1	1	—	1	—	2	—
Multi-family residential	2,395	2,395	—	2,401	—	1,915	—
1 to 4 family residential	3,345	3,686	—	2,955	100	2,877	133
HELOC	775	1,007	—	629	3	552	4
Subtotal:	12,605	14,846	—	13,911	135	13,192	176
With an allowance recorded:
Commercial and industrial	14	14	7	7	—	60	—
Construction	462	540	43	580	10	451	12
Commercial real estate	5,658	5,658	361	3,850	143	4,527	202
Loans to individuals & overdrafts	10	10	2	12	—	17	—
Multi-family residential	—	—	—	—	—	10	—
1 to 4 family residential	765	764	75	1,146	1	967	8
HELOC	154	181	117	352	3	254	3
Subtotal:	7,063	7,167	605	5,947	157	6,286	225
Totals:
Commercial	14,618	16,364	410	14,763	123	14,809	253
Consumer	11	11	2	13	—	19	—
Residential	5,039	5,638	192	5,082	107	4,650	148
Grand Total:	$19,668	$22,013	$605	$19,858	$230	$19,478	$401
Impaired loans at September 30, 2013 were approximately $19.7 million and were comprised of $8.1 million in nonaccrual loans and $11.6 million in loans that were still accruing interest. Recorded investment represents the current principal balance of the loan. Approximately $7.1 million in impaired loans had specific allowances provided for them while the remaining $12.6 million had no specific allowances recorded at September 30, 2013. Of the $12.6 million with no allowance recorded, $3.9 million of those loans have had partial charge-offs recorded.

	As of December 31, 2012			Three months ended September 30, 2012		Nine months ended September 30, 2012
	Recorded Investment	Contractual Unpaid Principal Balance	Related Allowance for Loan Losses	Average Recorded Investment	Interest Income Recognized on Impaired Loans	Average Recorded Investment	Interest Income Recognized on Impaired Loans
	(In thousands)
2012:
With no related allowance recorded:
Commercial and industrial	$545	$810	$—	$503	$4	$483	$17
Construction	2,376	2,940	—	2,550	10	2,017	16
Commercial real estate	5,987	6,475	—	11,411	—	10,989	233
Loans to individuals & overdrafts	3	13	—	108	—	153	—
Multi-family residential	1,442	1,442	—	1,492	—	1,516	—
1 to 4 family residential	2,725	2,995	—	1,616	26	1,800	39
HELOC	641	821	—	1,018	—	954	5
Subtotal:	13,719	15,496	—	18,698	40	17,912	310
With an allowance recorded:
Commercial and industrial	65	66	51	108	10	84	10
Construction	266	266	64	733	—	1,631	5
Commercial real estate	4,505	5,474	581	2,492	40	3,165	53
Loans to individuals & overdrafts	21	21	4	22	2	29	2
Multi-family residential	40	40	9	41	—	21	—
1 to 4 family residential	926	926	43	1,503	63	1,129	87
HELOC	179	179	157	128	—	249	3
Subtotal:	6,002	6,972	909	5,027	115	6,308	160
Totals:
Commercial	15,226	17,513	705	19,330	64	19,906	334
Consumer	24	34	4	130	2	182	2
Residential	4,471	4,921	200	4,265	89	4,132	134
Grand Total:	$19,721	$22,468	$909	$23,725	$155	$24,220	$470
Impaired loans at December 31, 2012 were approximately $19.7 million and were comprised of $10.1 million in nonaccrual loans and $9.6 million in loans that were still accruing interest. Approximately $6.0 million in impaired loans had specific allowances provided for them while the remaining $13.7 million had no specific allowances recorded at December 31, 2012. Of the $13.7 million with no allowance recorded, $3.0 million of those loans had partial charge-offs recorded.
Loans are placed on non-accrual status when it has been determined that all contractual principal and interest will not be received. Any payments received on these loans are applied to principal first and then to interest only after all principal has been collected. In the case of an impaired loan that is still on accrual basis, payments are applied to both principal and interest.

Troubled Debt Restructurings

The following table presents loans that were modified as troubled debt restructurings (“TDRs”) with a breakdown of the types of concessions made by loan class during the three and nine months ended 2013 and 2012:

	Three months ended September 30, 2013			Nine months ended September 30, 2013
	Number of loans	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Number of loans	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
	(Dollars in thousands)
Below market interest rate:
Commercial and industrial	—	$—	$—	—	$—	$—
Construction	—	—	—	—	—	—
Commercial real estate	—	—	—	—	—	—
Loans to individuals & overdrafts	—	—	—	—	—	—
1-to-4 family residential	3	276	275	3	276	275
Multi-family residential	—	—	—	—	—	—
HELOC	—	—	—	—	—	—
Total	3	276	275	3	276	275
Extended payment terms:
Commercial and industrial	—	—	—	4	537	522
Construction	—	—	—	2	134	133
Commercial real estate	—	—	—	1	645	645
Loans to individuals & overdrafts	—	—	—	—	—	—
1-to-4 family residential	2	945	933	4	1,084	1,071
Multi-family residential	—	—	—	—	—	—
HELOC	—	—	—	—	—	—
Total	2	945	933	11	2,400	2,371
Other:
Commercial and industrial	—	—	—	—	—	—
Construction	1	69	68	1	69	68
Commercial real estate	—	—	—	2	2,454	2,433
Loans to individuals & overdrafts	—	—	—	—	—	—
1-to-4 family residential	—	—	—	2	135	130
Multi-family residential	—	—	—	—	—	—
HELOC	—	—	—	—	—	—
Total	1	69	68	5	2,658	2,631
Total	6	$1,290	$1,276	19	$5,334	$5,277

	Three months ended September 30, 2012			Nine months ended September 30, 2012
	Number of loans	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Number of loans	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
	(Dollars in thousands)
Below market interest rate:
Commercial and industrial	—	$—	$—	—	$—	$—
Construction	—	—	—	—	—	—
Commercial real estate	—	—	—	—	—	—
Loans to individuals & overdrafts	—	—	—	—	—	—
1-to-4 family residential	—	—	—	—	—	—
Multi-family residential	—	—	—	—	—	—
HELOC	—	—	—	—	—	—
Total	—	—	—	—	—	—
Extended payment terms:
Commercial and industrial	—	—	—	1	116	114
Construction	—	—	—	2	294	286
Commercial real estate	—	—	—	4	1,281	1,128
Loans to individuals & overdrafts	—	—	—	—	—	—
1-to-4 family residential	2	100	97	2	100	97
Multi-family residential	1	1,524	1,514	1	1,524	1,515
HELOC	—	—	—	—	—	—
Total	3	1,624	1,611	10	3,315	3,140
Other:
Commercial and industrial	—	—	—	—	—	—
Construction	—	—	—	—	—	—
Commercial real estate	—	—	—	2	849	842
Loans to individuals & overdrafts	—	—	—	—	—	—
1-to-4 family residential	1	79	79	5	244	240
Multi-family residential	—	—	—	—	—	—
HELOC	—	—	—	—	—	—
Total	1	79	79	7	1,093	1,082
Total	4	$1,703	$1,690	17	$4,408	$4,222
As noted in the tables above, there were loans that were considered troubled debt restructurings for reasons other than below market interest rates, extended payment terms or forgiveness of principal. Loans in the “Other” category are those that were renewed at terms that vary from those that the Bank would enter into for new loans of the same type.

The following table presents loans that were modified as TDRs within the past twelve months with a breakdown of the types for which there was a payment default together with concessions made by loan class during the three and nine month period ended September 30, 2013 and 2012:

	Three months ended September 30, 2013		Nine months ended September 30, 2013
	Number of loans	Recorded investment	Number of loans	Recorded investment
(Dollars in thousands)
Below market interest rate:
Commercial and industrial	—	$—	—	$—
Construction	—	—	—	—
Commercial real estate	—	—	—	—
Loans to individuals & overdrafts	—	—	—	—
1-to-4 family residential	—	—	—	—
Multi-family residential	—	—	—	—
HELOC	—	—	—	—
Total	—	—	—	—
Extended payment terms:
Commercial and industrial	—	—	2	156
Construction	—	—	2	132
Commercial real estate	—	—
Loans to individuals & overdrafts	—	—
1-to-4 family residential	—	—	1	47
Multi-family residential	—	—
HELOC	—	—
Total	—	—	5	335
Forgiveness of principal:
Commercial and industrial	—	—	—	—
Construction	—	—	—	—
Commercial real estate	—	—	—	—
Loans to individuals and overdrafts	—	—	—	—
1-to-4 family residential	—	—	—	—
Multi-family residential	—	—	—	—
HELOC	—	—	—	—
Total	—	—	—	—
Other:
Commercial and industrial	—	—	—	—
Construction	—	—	—	—
Commercial real estate	—	—	1	161
Loans to individuals and overdrafts	—	—	—	—
1-to-4 family residential	—	—	—	—
Multi-family residential	—	—	—	—
HELOC	—	—	—	—
Total	—	—	1	161
Total	—	$—	6	$496

	Three months ended September 30, 2012		Nine months ended September 30, 2012
	Number of loans	Recorded investment	Number of loans	Recorded investment
(Dollars in thousands)
Below market interest rate:
Commercial and industrial	—	$—	—	$—
Construction	—	—	—	—
Commercial real estate	—	—	—	—
Loans to individuals & overdrafts	—	—	—	—
1-to-4 family residential	—	—	—	—
Multi-family residential	—	—	—	—
HELOC	—	—	—	—
Total	—	—	—	—
Extended payment terms:
Commercial and industrial	—	—	1	114
Construction	—	—	2	286
Commercial real estate	—	—	4	1,128
Loans to individuals & overdrafts	—	—	—	—
1-to-4 family residential	2	96	2	96
Multi-family residential	1	1,514	1	1,514
HELOC	—	—	—	—
Total	3	1,610	10	3,138
Forgiveness of principal:
Commercial and industrial	—	—	—	—
Construction	—	—	—	—
Commercial real estate	—	—	—	—
Loans to individuals and overdrafts	—	—	—	—
1-to-4 family residential	—	—	—	—
Multi-family residential	—	—	—	—
HELOC	—	—	—	—
Total	—	—	—	—
Other:
Commercial and industrial	—	—	—	—
Construction	—	—	—	—
Commercial real estate	—	—	2	842
Loans to individuals and overdrafts	—	—	—	—
1-to-4 family residential	1	79	5	241
Multi-family residential	—	—	—	—
HELOC	—	—	—	—
Total	1	79	7	1,083
Total	4	$1,689	17	$4,221
As noted in the table above, there were loans considered to be troubled debt restructurings for reasons other than below market interest rates, extended terms or forgiveness of principal. Loans in the “Other” category are those that were renewed at terms that vary from those that the Bank would enter into for new loans of the same type.
At September 30, 2013, the Bank had forty-six loans with a total balance of $10.6 million that were considered to be troubled debt restructurings. Of those TDRs, thirty-one loans with balances totaling $9.3 million were still accruing as of September 30, 2013. The remaining TDRs with balances totaling $1.3 million as of September 30, 2013 were in non-accrual status.

Credit Quality Indicators

As part of the on-going monitoring of the credit quality of the loan portfolio, management utilizes a risk grading matrix to assign a risk grade to each of the Company’s loans. All non-consumer loans are graded on a scale of 1 to 9. A description of the general characteristics of these nine different risk grades is as follows:
•
Risk Grade 1 (Superior) — Credits in this category are virtually risk-free and are well-collateralized by cash-equivalent instruments. The repayment program is well-defined and achievable. Repayment sources are numerous. No material documentation deficiencies or exceptions exist.

•
Risk Grade 2 (Very Good) — This grade is reserved for loans secured by readily marketable collateral, or loans within guidelines to borrowers with liquid financial statements. A liquid financial statement is a financial statement with substantial liquid assets relative to debts. These loans have excellent sources of repayment, with no significant identifiable risk of collection, and conform in all respects to Bank policy, guidelines, underwriting standards, and Federal and State regulations (no exceptions of any kind).

•
Risk Grade 3 (Good) — These loans have excellent sources of repayment, with no significant identifiable risk of collection. Generally, loans assigned this risk grade will demonstrate the following characteristics: Conformity in all respects with Bank policy, guidelines, underwriting standards, and Federal and State regulations (no exceptions of any kind). Loans assigned this risk grade will demonstrate the following characteristics:

º	Documented historical cash flow that meets or exceeds required minimum Bank guidelines, or that can be supplemented with verifiable cash flow from other sources.
º	Adequate secondary sources to liquidate the debt, including combinations of liquidity, liquidation of collateral, or liquidation value to the net worth of the borrower or guarantor.
•
Risk Grade 4 (Acceptable) — This grade is given to acceptable loans. These loans have adequate sources of repayment, with little identifiable risk of collection. Loans assigned this risk grade will demonstrate the following characteristics:

º
General conformity to the Bank’s policy requirements, product guidelines and underwriting standards, with limited exceptions. Any exceptions that are identified during the underwriting and approval process have been adequately mitigated by other factors.

º	Documented historical cash flow that meets or exceeds required minimum Bank guidelines, or that can be supplemented with verifiable cash flow from other sources.
º	Adequate secondary sources to liquidate the debt, including combinations of liquidity, liquidation of collateral, or liquidation value to the net worth of the borrower or guarantor.
•
Risk Grade 5 (Acceptable With Care) — This grade is given to acceptable loans that show signs of weakness in either adequate sources of repayment or collateral, but have demonstrated mitigating factors that minimize the risk of delinquency or loss. Loans assigned this grade may demonstrate some or all of the following characteristics:

º
Additional exceptions to the Bank’s policy requirements, product guidelines or underwriting standards that present a higher degree of risk to the Bank. Although the combination and/or severity of identified exceptions is greater, all exceptions have been properly mitigated by other factors.

º
Unproven, insufficient or marginal primary sources of repayment that appear sufficient to service the debt at this time. Repayment weaknesses may be due to minor operational issues, financial trends, or reliance on projected (not historic) performance.

º	Marginal or unproven secondary sources to liquidate the debt, including combinations of liquidation of collateral and liquidation value to the net worth of the borrower or guarantor.
•	Risk Grade 6 (Watch List or Special Mention) — Loans in this category can have the following characteristics:
º	Loans with underwriting guideline tolerances and/or exceptions and with no mitigating factors.
º
Extending loans that are currently performing satisfactorily but with potential weaknesses that may, if not corrected, weaken the asset or inadequately protect the Bank’s position at some future date. Potential weaknesses are the result of deviations from prudent lending practices.

º
Loans where adverse economic conditions that develop subsequent to the loan origination that don’t jeopardize liquidation of the debt but do substantially increase the level of risk may also warrant this rating.

•
Risk Grade 7 (Substandard) — A Substandard loan is inadequately protected by the current sound net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans classified as Substandard must have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt; they are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected. Loans consistently not meeting the repayment schedule should be downgraded to substandard. Loans in this category are characterized by deterioration in quality exhibited by any number of well-defined weaknesses requiring corrective action.

•
Risk Grade 8 (Doubtful) — Loans classified Doubtful have all the weaknesses inherent in loans classified Substandard, plus the added characteristic that the weaknesses make collection or liquidation in full on the basis of currently existing facts, conditions, and values highly questionable and improbable. However, these loans are not yet rated as loss because certain events may occur which would salvage the debt.

•
Risk Grade 9 (Loss) — Loans classified as Loss are considered uncollectable and of such little value that their continuance as bankable assets is not warranted. This classification does not mean that the asset has absolutely no recovery or salvage value, but rather that it is not practical or desirable to defer writing off the loan even though partial recovery may be affected in the future.

Consumer loans are graded on a scale of 1 to 9. A description of the general characteristics of the nine risk grades is as follows:
•
Risk Grades 1 – 5 (Pass)  — The loans in this category range from loans secured by cash with no risk of principal deterioration (Risk Grade 1) to loans that show signs of weakness in either adequate sources of repayment or collateral but have demonstrated mitigating factors that minimize the risk of delinquency or loss (Risk Grade 5).

•	Risk Grade 6 (Watch List or Special Mention) — Watch List or Special Mention loans include the following characteristics:
º	Loans within guideline tolerances or with exceptions of any kind that have not been mitigated by other economic or credit factors.
º
Extending loans that are currently performing satisfactorily but with potential weaknesses that may, if not corrected, weaken the asset or inadequately protect the Bank’s position at some future date. Potential weaknesses are the result of deviations from prudent lending practices.

º
Loans where adverse economic conditions that develop subsequent to the loan origination that don’t jeopardize liquidation of the debt but do substantially increase the level of risk may also warrant this rating.

•
Risk Grade 7 (Substandard) — A Substandard loan is inadequately protected by the current sound net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans classified as Substandard must have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt; they are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

•
Risk Grade 8 (Doubtful) — Loans classified Doubtful have all the weaknesses inherent in loans classified Substandard, plus the added characteristic that the weaknesses make collection or liquidation in full on the basis of currently existing facts, conditions, and values highly questionable and improbable. However, these loans are not yet rated as loss because certain events may occur which would salvage the debt.

•
Risk Grade 9 (Loss) — Loans classified Loss are considered uncollectable and of such little value that their continuance as bankable assets is not warranted. This classification does not mean that the asset has absolutely no recovery or salvage value, but rather that it is not practical or desirable to defer writing off this worthless loan even though partial recovery may be affected in the future.

The following tables present information on risk ratings of the commercial and consumer loan portfolios, segregated by loan class as of September 30, 2013 and December 31, 2012, respectively:

September 30, 2013
Commercial Credit Exposure By Internally Assigned Grade	Commercial and industrial	Construction	Commercial real estate	Multi-family residential
(In thousands)
Superior	$738	$42	$—	$—
Very good	—	—	—	—
Good	5,731	1,009	18,367	6,296
Acceptable	10,405	2,973	67,224	5,178
Acceptable with care	6,464	45,105	62,107	5,275
Special mention	5,173	1,285	19,522	1,392
Substandard	722	1,536	7,526	1,004
Doubtful	—	—	—	—
Loss	—	—	—	—
	$29,233	$51,950	$174,746	$19,145

Consumer Credit Exposure By Internally Assigned Grade	1-to-4 family residential	HELOC
Pass	$28,601	$30,014
Special mention	1,697	1,226
Substandard	3,859	966
	$34,157	$32,206

Consumer Credit Exposure Based On Payment Activity	Loans to individuals & overdrafts
Pass	$6,678
Non-pass	1,519
$8,197

December 31, 2012
Commercial Credit Exposure By Internally Assigned Grade	Commercial and industrial	Construction	Commercial real estate	Multi-family residential
(In thousands)
Superior	$296	$49	$—	$—
Very good	7	2	300	—
Good	7,406	715	19,623	—
Acceptable	7,482	3,818	66,716	7,320
Acceptable with care	12,803	37,625	70,895	9,704
Special mention	691	3,233	18,278	1,018
Substandard	612	2,778	11,137	1,482
Doubtful	—	—	—	—
Loss	—	—	—	—
	$29,297	$48,220	$186,949	$19,524

Consumer Credit Exposure By Internally Assigned Grade	1-to-4 family residential	HELOC
Pass	$33,944	$32,347
Special mention	2,839	1,103
Substandard	4,234	1,153
	$41,017	$34,603

Consumer Credit Exposure Based On Payment Activity	Loans to individuals & overdrafts
Pass	$8,634
Non-pass	100
$8,734

Allowance for Loan Losses

The allowance for loan losses is a reserve established through provisions for loan losses charged to income and represents management’s best estimate of probable loan losses that have been incurred within the existing portfolio of loans. The allowance, in the judgment of management, is necessary to reserve for estimated losses and risk inherent in the loan portfolio. The Company’s allowance for loan loss methodology is based on historical loss experience by type of credit and internal risk grade, specific homogeneous risk pools and specific loss allocations, with adjustments for current events and conditions. The Company’s process for determining the appropriate level of reserves is designed to account for changes in credit quality as they occur. The provision for loan losses reflect loan quality trends, including the levels of and trends related to past due loans and economic conditions at the local and national levels. It also considers the quality and risk characteristics of the Company’s loan origination and servicing policies and practices.
In determining the loss history to be applied to its ASC 450 loan pools within the allowance for loan losses, the Company has previously used net charge off history for the most recent eight consecutive quarters. For the September 30, 2013 allowance for loan losses, the loss history was expanded to thirteen consecutive quarters of net charge offs. Since the most recent quarters have contained a large number of recoveries and lower charge-offs, resulting in a lower loss history than quarters from 2010 and 2011, management determined that the expansion of loss history better reflects the inherent losses in the current loan portfolio. The impact of this adjustment to the allowance for loan losses resulted in a nearly $1.7 million increase to our loan loss reserves as compared to the methodology previously used.
Individual reserves are calculated according to ASC Section 310-10-35 against loans evaluated individually and deemed to most likely be impaired. All loans in non-accrual status and all substandard loans that are deemed to be collateral dependent are assessed for impairment.
Loans are deemed uncollectible based on a variety of credit, collateral, documentation and other issues. In the case of uncollectible receivables, the collateral is considered unsecured and therefore fully charged off.
The following tables present a roll forward of the Company’s allowance for loan losses by loan class for the three month and nine month periods ended September 30, 2013 and September 30, 2012, respectively:

	Three months ended September 30, 2013
Allowance for loan losses	Commercial and industrial	Construction	Commercial real estate	1-to-4 family residential	HELOC	Loans to individuals & overdrafts	Multi- family residential	Total
	(In thousands)
Balance, beginning of period 6/30/2013	$250	$608	$4,585	$1,045	$610	$62	$58	$7,218
Provision (recovery) for loan losses	(58)	(56)	218	(428)	153	14	28	(129)
Loans charged-off	(1)	(28)	(206)	(188)	(192)	(21)	—	(636)
Recoveries	13	22	24	352	(14)	8	—	405
Balance, end of period 9/30/2013	$204	$546	$4,621	$781	$557	$63	$86	$6,858
Ending balance: individually evaluated for impairment	$7	$43	$361	$75	$117	$2	$—	$605
Ending balance: collectively evaluated for impairment	$197	$503	$4,260	$706	$440	$61	$86	$6,253
Loans:
Ending balance	$29,233	$51,950	$174,746	$34,157	$32,206	$8,194	$19,145	$349,631
Ending balance: individually evaluated for impairment	$642	$2,349	$9,233	$4,110	$930	$11	$2,395	$19,668
Ending balance: collectively evaluated for impairment	$28,591	$49,603	$165,513	$30,047	$31,276	$8,183	$16,750	$329,963

	Nine months ended September 30, 2013
Allowance for loan losses	Commercial and industrial	Construction	Commercial real estate	1-to-4 family residential	HELOC	Loans to individuals & overdrafts	Multi- family residential	Total
	(In thousands)
Balance, beginning of period 1/1/2013	$278	$798	$4,946	$1,070	$627	$72	$106	$7,897
Provision (recovery) for loan losses	16	(246)	(36)	(353)	99	(65)	(20)	(605)
Loans charged-off	(130)	(28)	(385)	(309)	(231)	(65)	—	(1,148)
Recoveries	40	22	96	373	62	121	—	714
Balance, end of period 9/30/2013	$204	$546	$4,621	$781	$557	$63	$86	$6,858
Ending balance: individually evaluated for impairment	$7	$43	$361	$75	$117	$2	$—	$605
Ending balance: collectively evaluated for impairment	$197	$503	$4,260	$706	$440	$61	$86	$6,253

	Three months ended September 30, 2012
Allowance for loan losses	Commercial and industrial	Construction	Commercial real estate	1-to-4 family residential	HELOC	Loans to individuals & overdrafts	Multi- family residential	Total
	(In thousands)
Balance, beginning of period 6/30/2012	$386	$482	$5,228	$1,314	$897	$80	$123	$8,510
Provision (recovery) for loan losses	31	664	(192)	(166)	(150)	(6)	8	189
Loans charged-off	(7)	(187)	(50)	(63)	(83)	(8)	—	(398)
Recoveries	13	3	120	91	51	9	—	287
Balance, end of period 9/30/2012	$423	$962	$5,106	$1,176	$715	$75	$131	$8,588
Ending balance: individually evaluated for impairment	$124	$60	$532	$328	$16	$5	$9	$1,074
Ending balance: collectively evaluated for impairment	$299	$902	$4,574	$848	$699	$70	$122	$7,514
Loans:
Ending balance	$33,175	$51,443	$189,598	$47,076	$34,988	$8,946	$21,296	$386,522
Ending balance: individually evaluated for impairment	$703	$3,061	$13,273	$3,744	$774	$124	$1,515	$23,194
Ending balance: collectively evaluated for impairment	$32,472	$48,382	$176,325	$43,332	$34,214	$8,822	$19,781	$363,328

	Nine months ended September 30, 2012
Allowance for loan losses	Commercial and industrial	Construction	Commercial real estate	1-to-4 family residential	HELOC	Loans to individuals & overdrafts	Multi- family residential	Total
	(In thousands)
Balance, beginning of period 1/1/2012	$719	$1,540	$4,771	$1,661	$1,122	$94	$127	$10,034
Provision (recovery) for loan losses	(2,925)	(247)	1,165	(535)	(16)	(43)	4	(2,597)
Loans charged-off	(58)	(645)	(1,031)	(162)	(459)	(62)	—	(2,417)
Recoveries	2,687	314	201	212	68	86	—	3,568
Balance, end of period 9/30/2012	$423	$962	$5,106	$1,176	$715	$75	$131	$8,588
Ending balance: individually evaluated for impairment	$124	$60	$532	$328	$16	$5	$9	$1,074
Ending balance: collectively evaluated for impairment	$299	$902	$4,574	$848	$699	$70	$122	$7,514
Loans:
Ending balance	$33,175	$51,443	$189,598	$47,076	$34,988	$8,946	$21,296	$386,522
Ending balance: individually evaluated for impairment	$703	$3,061	$13,273	$3,744	$774	$124	$1,515	$23,194
Ending balance: collectively evaluated for impairment	$32,472	$48,382	$176,325	$43,332	$34,214	$8,822	$19,781	$363,328
During the nine months ended September 30, 2012 the Company recorded recoveries on loans previously charged-off in the amount of $3.6 million. These recoveries were primarily a result of a $2.4 million recovery on commercial and industrial loans. These recoveries combined with the decrease in total loans outstanding at September 30, 2012 resulted in a $2.6 million recovery in the provision for loan losses.

NOTE D — LOANS

The following is a summary of loans at December 31, 2012 and 2011:

	2012		2011
	Amount	Percent of total	Amount	Percent of total
	(dollars in thousands)
Real estate loans:
1 to 4 family residential	$41,017	11.14%	$52,182	12.49%
Commercial real estate	186,949	50.82%	192,047	45.98%
Multi-family residential	19,524	5.31%	23,377	5.60%
Construction	48,220	13.11%	70,846	16.96%
Home equity lines of credit (“HELOC”)	34,603	9.41%	38,702	9.27%
Total real estate loans	330,313	89.79%	377,154	90.30%
Other loans:
Commercial and industrial	29,297	7.96%	33,146	7.94%
Loans to individuals	8,615	2.34%	7,583	1.82%
Overdrafts	119	.03%	88	.02%
Total other loans	38,031	10.33%	40,817	9.78%
Gross loans	368,344		417,971
Less deferred loan origination fees, net	(452)	(.12)%	(347)	(.08)%
Total loans	367,892	100.00%	417,624	100.00%
Allowance for loan losses	(7,897)		(10,034)
Total loans, net	$359,995		$407,590
Loans are primarily made in southeastern North Carolina. Real estate loans can be affected by the condition of the local real estate market and can be affected by the local economic conditions.
At December 31, 2012, the Company had pre-approved but unused lines of credit totaling $55.2 million. In management’s opinion, these commitments, and undisbursed proceeds on loans reflected above, represent no more than normal lending risk to the Company and will be funded from normal sources of liquidity.
A description of the various loan products provided by the Bank is presented below.

Residential 1 to 4 Family Loans

Residential 1 to 4 family loans are mortgage loans that typically convert from construction loans into permanent financing and are secured by properties within the Bank’s market areas.

Commercial Real Estate Loans

Commercial real estate loans are underwritten based on the borrower’s ability to generate adequate cash flow to repay the subject debt within reasonable terms. Commercial real estate loans typically include both owner and non-owner occupied properties with higher principal loan amounts and the repayment of these loans is generally dependent on the successful management of the property. Commercial real estate loans are sensitive to market and general economic conditions. Repayment analysis must be performed and consists of an identified primary/cash flow source of repayment and a secondary/liquidation source of repayment. The primary source of repayment is cash flow from income generated from rental or lease of the property. However, the cash flow can be supplemented with the borrower’s and guarantor’s global cash flow position. Other credit issues such as the business fundamentals and financial strength of the borrower/guarantor can be considered in determining adequacy of repayment ability. The secondary source of repayment is liquidation of the collateral, supplemented by liquidation cushion provided by the financial assets of the borrower/guarantor. Management monitors and evaluates commercial real estate loans based on collateral, market area, and risk grade.

Multi-family Residential Loans

Multi-family residential loans are typically nonfarm properties with 5 or more dwelling units in structures which include apartment buildings used primarily to accommodate households on a more or less permanent basis. Successful performance of these types of loans is primarily dependant on occupancy rates, rental rates, and property management.

Construction Loans

Construction loans are non-revolving extensions of credit secured by real property of which the proceeds are used to acquire and develop land and to construct commercial or residential buildings. The primary source of repayment for these types of loans is the sale of the improved property or permanent financing in which case the property is expected to generate the cash flow necessary for repayment on a permanent loan basis. Property cash flow may be supplemented with financial support from the borrowers/guarantors. Proper underwriting of a construction loan consists of the initial process of obtaining, analyzing, and approving various aspects of information pertaining to: the analysis of the permanent financing source, creditworthiness of the borrower and guarantors, ability of contractor to perform under the terms of the contract, and the feasibility, marketability, and valuation of the project.
Also, much consideration needs to be given to the cost of the project and sources of funds needed to complete construction as well as identifying any sources of equity funding. Construction loans are traditionally considered to be higher risk loans involving technical and legal requirements inherently different from other types of loans; however with thorough credit underwriting, proper loan structure, and diligent loan servicing, these risks can be mitigated. Some examples of risks inherent in this type of lending include: underestimated costs, inflation of material and labor costs, site difficulties (i.e. rock, soil), project not built to plans, weather delays and natural disasters, borrower/contractor/subcontractor disputes which prompt liens, interest rates increasing beyond budget.

Home Equity Lines of Credit

Home equity lines of credit are consumer-purpose revolving extensions of credit which are secured by first or second liens on owner-occupied residential real estate. Appropriate risk management and compliance practices are exercised to ensure that loan-to-value, lien perfection, and compliance risks are addressed and managed within the Bank’s established guidelines. The degree of utilization of revolving commitments within this loan segment is reviewed periodically to identify changes in the behavior of this borrowing group.

Commercial and Industrial Loans

Commercial and industrial loans are underwritten after evaluating and understanding the borrower’s ability to generate positive cash flow, operate profitably and prudently expand its business. Underwriting standards are designed to promote relationships to include a full range of loan, deposit, and cash management services. Commercial and industrial loans are primarily made based on the identified cash flows of the borrower and secondarily on the underlying collateral provided by the borrower and the guarantors. The cash flows of the borrower, however, may not be as expected and the collateral securing these loans may fluctuate in value. In the case of loans secured by accounts receivable, the availability of funds for repayment can be impacted by the borrower’s ability to collect amounts due from its customers.

Loans to Individuals

Consumer loans are approved using Bank policies and procedures established to evaluate each credit request. All lending decisions and credit risks are clearly documented. Several factors are considered in making these decisions such as credit score, adjusted net worth, liquidity, debt ratio, disposable income, credit history, and loan-to-value of the collateral. This process combined with the relatively smaller loan amounts spreads the risk among many individual borrowers.

Overdrafts

Overdrafts on customer accounts are classified as loans for reporting purposes.

Related Parties

The Bank has had loan transactions with its directors and executive officers. Such loans were made in the ordinary course of business and on substantially the same terms and collateral as those for comparable transactions prevailing at the time and did not involve more than the normal risk of collectability or present other unfavorable features. The following table represents loan transactions for directors and executive officers who held that position as of December 31, 2012. A summary of related party loan transactions, in thousands, is as follows:

Balance at January 1, 2012	$14,262
Exposure of directors/executive officers added in 2012	92
Borrowings	3,227
Directors, resigned or retired from board in 2012	(4,066)
Loan repayments	(10,699)
Balance at December 31, 2012	$2,816
At December 31, 2012, there was $1.1 million of unused lines of credit outstanding to directors and executive officers of the Company and its subsidiaries.

Non-Accrual and Past Due Loans

The following tables present as of December 31, 2012 and 2011 an age analysis of past due loans, segregated by class of loans:

2012	30+ Days Past Due	Non-Accrual Loans	Total Past Due	Current	Total Loans
	(dollars in thousands)
Commercial and industrial	$215	$319	$534	$28,763	$29,297
Construction	138	2,298	2,436	45,784	48,220
Multi-family residential	—	1,482	1,482	18,042	19,524
Commercial real estate	241	4,373	4,614	182,335	186,949
Loans to individuals & overdrafts	19	11	30	8,704	8,734
1 to 4 family residential	536	1,061	1,597	39,420	41,017
HELOC	30	582	612	33,991	34,603
Deferred loan (fees) cost, net					(452)
	$1,179	$10,126	$11,305	$357,039	$367,892

2011	30+ Days Past Due	Non-Accrual Loans	Total Past Due	Current	Total Loans
	(dollars in thousands)
Commercial and industrial	$48	$171	$219	$32,927	$33,146
Construction	568	4,072	4,640	66,206	70,846
Multi-family residential	1,540	—	1,540	21,837	23,377
Commercial real estate	1,013	10,425	11,438	180,609	192,047
Loans to individuals & overdrafts	10	176	186	7,485	7,671
1 to 4 family residential	735	1,875	2,610	49,572	52,182
HELOC	333	904	1,237	37,465	38,702
Deferred loan (fees) cost, net					(347)
	$4,247	$17,623	$21,870	$396,101	$417,624
There were no loans greater than 90 days past due and still accruing interest at December 31, 2012. At December 31, 2011 there were three loans totaling $108,000 that were 90 or more days past due and still accruing interest.
Loans are placed on non-accrual basis when it has been determined that all contractual principal and interest will not be received. Any payments received on these loans are applied to principal first and then to interest only after all principal has been collected. Impaired loans include all loans in non-accrual status, all troubled debt restructures, all substandard loans that are deemed to be collateral dependent, and other loans that management determines require reserves. In the case of an impaired loan that is still on accrual basis, payments are applied to both principal and interest.

Impaired Loans

The following tables present information on loans that were considered to be impaired as of December 31, 2012 and December 31, 2011:

		Contractual Unpaid Principal Balance		December 31, 2012 Year to Date
	Recorded Investment		Related Allowance for Loan Losses	Average Recorded Investment	Interest Income Recognized on Impaired Loans
	(dollars in thousands)
2012:
With no related allowance recorded:
Commercial and industrial	$545	$810	$—	$496	$20
Construction	2,376	2,940	—	2,088	20
Commercial real estate	5,987	6,475	—	9,988	195
Loans to individuals & overdrafts	3	13	—	123	—
Multi-family residential	1,442	1,442	—	1,501	—
HELOC	641	821	—	891	6
1 to 4 family residential	2,725	2,995	—	1,985	123
Subtotal:	13,719	15,496	—	17,072	364
With an allowance recorded:
Commercial and industrial	65	66	51	80	5
Construction	266	266	64	1,358	6
Commercial real estate	4,505	5,474	581	3,433	298
Loans to individuals & overdrafts	21	21	4	27	1
Multi-family Residential	40	40	9	25	—
HELOC	179	179	43	235	10
1 to 4 family residential	926	926	157	1,089	56
Subtotal:	6,002	6,972	909	6,247	376
Totals:
Commercial	15,226	17,513	705	18,969	544
Consumer	24	34	4	150	1
Residential	4,471	4,921	200	4,200	195
Grand Total:	$19,721	$22,468	$909	$23,319	$740

Impaired loans at December 31, 2012 were approximately $19.7 million and were comprised of $10.1 million in non-accrual loans and $9.6 million in loans still in accruing status. Recorded investment represents the current principal balance for the loan. Approximately, $6.0 million of the $19.7 million in impaired loans at December 31, 2012 had specific allowances provided while the remaining $13.7 million had no specific allowances recorded. Of the $13.7 million with no allowance recorded, $3.0 million of those loans had partial charge-offs recorded.

		Contractual Unpaid Principal Balance		December 31, 2011 Year to Date
	Recorded Investment		Related Allowance	Average Recorded Investment	Interest Income Recognized on Impaired Loans
	(dollars in thousands)
2011:
With no related allowance recorded:
Commercial and industrial	$478	$808	$—	$290	$25
Construction	1,011	1,166	—	1,539	23
Commercial real estate	9,195	10,085	—	7,889	158
Loans to individuals & overdrafts	217	234	—	175	4
Multi-family residential	1,540	1,540	—	1,041	102
1 to 4 family residential	2,100	2,929	—	1,747	33
HELOC	730	824	—	405	—
Subtotal:	15,271	17,586	—	13,086	345
With an allowance recorded:
Commercial and industrial	—	—	—	272	—
Construction	3,365	4,085	674	1,269	4
Commercial real estate	5,039	5,929	498	4,043	71
Loans to individuals & overdrafts	16	16	15	102	1
Multi-family Residential	—	—	—	—	—
1 to 4 family residential	736	774	170	2,000	35
HELOC	408	435	158	320	10
Subtotal:	9,564	11,239	1,515	8,006	121
Totals:
Commercial	20,628	23,613	1,172	16,343	383
Consumer	233	250	15	277	5
Residential	3,974	4,962	328	4,472	78
Grand Total:	$24,835	$28,825	$1,515	$21,092	$466
Impaired loans at December 31, 2011 were approximately $24.8 million and were comprised of $17.6 million in non-accrual loans and $7.2 million in loans still in accruing status. Approximately, $9.6 million of the $24.8 million in impaired loans at December 31, 2011 had specific allowances provided while the remaining $15.3 million had no specific allowances recorded. Of the $15.3 million with no allowance recorded, $5.3 million of those loans had partial charge-offs recorded.

Troubled Debt Restructurings

The following table presents loans that were modified as TDRs within the previous twelve months with a breakdown of the types of concessions made by loan class during the twelve months ended December 31, 2012 and 2011:

	Twelve Months Ended December 31, 2012
	Number of loans	Pre-Modification Outstanding Recorded investments	Post-Modification Outstanding Recorded investments
	(dollars in thousands)
Below market interest rate:
Commercial and Industrial	—	$—	$—
Construction	—	—	—
Commercial real estate	—	—	—
Loans to individuals and overdrafts	—	—	—
1 to 4 family residential	—	—	—
HELOC	—	—	—
Total	—	—	—
Extended payment terms:
Commercial and Industrial	1	116	114
Construction	2	294	284
Commercial real estate	4	1,281	863
Multi-family residential	1	1,524	1,514
Loans to individuals and overdrafts	—	—	—
1 to 4 family residential	2	100	96
HELOC	—	—	—
Total	10	3,315	2,871
Other:
Commercial and Industrial	—	—	—
Construction	—	—	—
Commercial real estate	2	849	837
Loans to individuals and overdrafts	—	—	—
1 to 4 family residential	—	—	—
HELOC	6	306	301
Total	8	1,155	1,138
Total	18	$4,470	$4,009
As noted in the table above, there were eight loans that were considered troubled debt restructures for reasons other than below market interest rates, extended terms or forgiveness of principal. These loans were renewed at terms that vary from those that the Company would enter into for new loans of this type.

	Twelve Months Ended December 31, 2011
	Number of loans	Pre-Modification Outstanding Recorded Investments	Post-Modification Outstanding Recorded investments
	(dollars in thousands)
Below market interest rate:
Commercial and Industrial	—	$—	$—
Construction	—	—	—
Commercial real estate	—	—	—
Loans to individuals and overdrafts	—	—	—
1 to 4 family residential	—	—	—
HELOC	—	—	—
Total	—	—	—
Extended payment terms:
Commercial and Industrial	1	211	211
Construction	3	3,226	3,226
Commercial real estate	11	6,502	6,473
Loans to individuals and overdrafts	—	—	—
1 to 4 family residential	5	456	453
HELOC	—	—	—
Total	20	10,395	10,363
Forgiveness of principal:
Commercial and Industrial	—	—	—
Construction	—	—	—
Commercial real estate	1	938	635
Loans to individuals and overdrafts	—	—	—
Multi-family residential	—	—	—
1 to 4 family residential	—	—	—
HELOC	—	—	—
Total	1	938	635
Total	21	$11,333	$10,998
The following table presents loans that were modified as troubled debt restructurings (“TDRs”) within the previous twelve months for which there was a payment default together with a breakdown of the types of concessions made by loan class during the twelve months ended December 31, 2012 and 2011:

Twelve months ended December 31, 2012
	Number of loans	Recorded investment
(dollars in thousands)
Below market interest rate:
Commercial and Industrial	—	$—
Construction	—	—
Commercial real estate	—	—
Loans to individuals and overdrafts	—	—
1 to 4 family residential	—	—
HELOC	—	—
Total	—	—
Extended payment terms:
Commercial and Industrial	1	114
Construction	—	—
Commercial real estate	5	2,377
Loans to individuals and overdrafts	—	—
Multi-family residential	—	—
1 to 4 family residential	2	96
HELOC	—	—
Total	8	2,587
Forgiveness of principal:
Commercial and Industrial	—	—
Construction	—	—
Commercial real estate	—	—
Loans to individuals and overdrafts	—	—
1 to 4 family residential	—	—
HELOC	—	—
Total	—	—
Other:
Commercial and industrial	—	—
Construction	—	—
Commercial real estate	—	—
Loans to individuals and overdrafts	—	—
1-to-4 family residential	—	—
Multi-family residential	—	—
HELOC	—	—
Total	—	—
Total	8	$2,587

Twelve months ended December 31, 2011
	Number of loans	Recorded investment
(dollars in thousands)
Below market interest rate:
Commercial and Industrial	—	$—
Construction	—	—
Commercial real estate	—	—
Loans to individuals and overdrafts	—	—
1 to 4 family residential	—	—
HELOC	—	—
Total	—	—
Extended payment terms:
Commercial and Industrial	1	211
Construction	1	1,170
Commercial real estate	1	1,472
Loans to individuals and overdrafts	—	—
1 to 4 family residential	—	—
HELOC	—	—
Total	3	2,853
Forgiveness of principal:
Commercial and Industrial	—	—
Construction	—	—
Commercial real estate	1	635
Loans to individuals and overdrafts	—	—
1 to 4 family residential	—	—
HELOC	—	—
Total	1	635
Total	4	$3,488
The following table presents the successes and failures of the types of modifications within the previous twelve months as of December 31, 2012 and 2011:

	Paid in full		Paying as restructured		Converted to non-accrual		Foreclosure/Default
	Number of loans	Recorded Investment	Number of loans	Recorded Investment	Number of loans	Recorded Investment	Number of loans	Recorded Investment
	(dollars in thousands)
2012
Below market interest rate	—	$—	—	$—	—	$—	—	$—
Extended payment terms	—	—	7	2,694	1	40	2	137
Forgiveness of principal	—	—	—	—	—	—	—	—
Other	—	—	8	1,138	—	—	—	—
Total	—	$—	15	$3,832	1	$40	2	$137

	Paid in full		Paying as restructured		Converted to non-accrual		Foreclosure/Default
	Number of loans	Recorded Investment	Number of loans	Recorded Investment	Number of loans	Recorded Investment	Number of loans	Recorded Investment
	(dollars in thousands)
2011
Below market interest rate	—	$—	—	$—	—	$—	—	$—
Extended payment terms	—	—	7	1,379	10	6,131	3	2,853
Forgiveness of principal	—	—	—	—	—	—	1	635
Total	—	$—	7	$1,379	10	$6,131	4	$3,488
At December 31, 2012, the Company had thirty-three loans with a balance of $6.6 million that were considered to be troubled debt restructurings. Of those TDRs, fourteen loans with a balance totaling $1.9 million were still accruing as of December, 2012. The remaining nineteen TDRs with a balance totaling $4.7 million were in non-accrual status. All troubled debt restructures are included in non-performing assets and impaired loans.

Credit Quality Indicators

As part of the on-going monitoring of the credit quality of the loan portfolio, management utilizes a risk grading matrix to assign a risk grade to each of the Company’s loans. All non-consumer loans are graded on a scale of 1 to 9. A description of the general characteristics of these nine different risk grades is as follows:
•
Risk Grade 1 (Superior) — Credits in this category are virtually risk-free and are well-collateralized by cash-equivalent instruments. The repayment program is well-defined and achievable. Repayment sources are numerous. No material documentation deficiencies or exceptions exist.

•
Risk Grade 2 (Very Good) — This grade is reserved for loans secured by readily marketable collateral, or loans within guidelines to borrowers with liquid financial statements. A liquid financial statement is a financial statement with substantial liquid assets relative to debts. These loans have excellent sources of repayment, with no significant identifiable risk of collection, and conform in all respects to Bank policy, guidelines, underwriting standards, and Federal and State regulations (no exceptions of any kind).

•
Risk Grade 3 (Good) — These loans have excellent sources of repayment, with no significant identifiable risk of collection. Generally, loans assigned this risk grade will demonstrate the following characteristics:

º	Conformity in all respects with Bank policy, guidelines, underwriting standards, and Federal and State regulations (no exceptions of any kind).
º	Documented historical cash flow that meets or exceeds required minimum Bank guidelines, or that can be supplemented with verifiable cash flow from other sources.
º	Adequate secondary sources to liquidate the debt, including combinations of liquidity, liquidation of collateral, or liquidation value to the net worth of the borrower or guarantor.
•
Risk Grade 4 (Acceptable) — This grade is given to acceptable loans. These loans have adequate sources of repayment, with little identifiable risk of collection. Loans assigned this risk grade will demonstrate the following characteristics:

º
General conformity to the Bank’s policy requirements, product guidelines and underwriting standards, with limited exceptions. Any exceptions that are identified during the underwriting and approval process have been adequately mitigated by other factors.

º	Documented historical cash flow that meets or exceeds required minimum Bank guidelines, or that can be supplemented with verifiable cash flow from other sources.
º	Adequate secondary sources to liquidate the debt, including combinations of liquidity, liquidation of collateral, or liquidation value to the net worth of the borrower or guarantor
•
Risk Grade 5 (Acceptable With Care) — This grade is given to acceptable loans that show signs of weakness in either adequate sources of repayment or collateral, but have demonstrated mitigating factors that minimize the risk of delinquency or loss. Loans assigned this grade may demonstrate some or all of the following characteristics:

º
Additional exceptions to the Bank’s policy requirements, product guidelines or underwriting standards that present a higher degree of risk to the Bank. Although the combination and/or severity of identified exceptions is greater, all exceptions have been properly mitigated by other factors.

º
Unproven, insufficient or marginal primary sources of repayment that appear sufficient to service the debt at this time. Repayment weaknesses may be due to minor operational issues, financial trends, or reliance on projected (not historic) performance.

º	Marginal or unproven secondary sources to liquidate the debt, including combinations of liquidation of collateral and liquidation value to the net worth of the borrower or guarantor.
•	Risk Grade 6 (Watch List or Special Mention) — Loans in this category can have the following characteristics:
º	Loans with underwriting guideline tolerances and/or exceptions and with no mitigating factors.
º
Extending loans that are currently performing satisfactorily but with potential weaknesses that may, if not corrected, weaken the asset or inadequately protect the Bank’s position at some future date. Potential weaknesses are the result of deviations from prudent lending practices.

º
Loans where adverse economic conditions that develop subsequent to the loan origination that don’t jeopardize liquidation of the debt but do substantially increase the level of risk may also warrant this rating.

•
Risk Grade 7 (Substandard) — A Substandard loan is inadequately protected by the current sound net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans classified as Substandard must have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt; they are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected. Loans consistently not meeting the repayment schedule should be downgraded to substandard. Loans in this category are characterized by deterioration in quality exhibited by any number of well-defined weaknesses requiring corrective action.

•
Risk Grade 8 (Doubtful) — Loans classified Doubtful have all the weaknesses inherent in loans classified Substandard, plus the added characteristic that the weaknesses make collection or liquidation in full on the basis of currently existing facts, conditions, and values highly questionable and improbable. However, these loans are not yet rated as loss because certain events may occur which would salvage the debt.

•
Risk Grade 9 (Loss) — Loans classified as Loss are considered uncollectable and of such little value that their continuance as bankable assets is not warranted. This classification does not mean that the asset has absolutely no recovery or salvage value, but rather that it is not practical or desirable to defer writing off the loan even though partial recovery may be affected in the future.

Consumer loans are graded on a scale of 1 to 9. A description of the general characteristics of the 9 risk grades is as follows:
•
Risk Grades 1 – 5 (Pass) — The loans in this category range from loans secured by cash with no risk of principal deterioration (Risk Grade 1) to loans that show signs of weakness in either adequate sources of repayment or collateral but have demonstrated mitigating factors that minimize the risk of delinquency or loss (Risk Grade 5).

•	Risk Grade 6 (Watch List or Special Mention) — Watch list or Special Mention loans include the following characteristics:
º	Loans within guideline tolerances or with exceptions of any kind that have not been mitigated by other economic or credit factors.
º
Extending loans that are currently performing satisfactorily but with potential weaknesses that may, if not corrected, weaken the asset or inadequately protect the Bank’s position at some future date. Potential weaknesses are the result of deviations from prudent lending practices.

º
Loans where adverse economic conditions that develop subsequent to the loan origination that don’t jeopardize liquidation of the debt but do substantially increase the level of risk may also warrant this rating.

•
Risk Grade 7 (Substandard) — A Substandard loan is inadequately protected by the current sound net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans classified as Substandard must have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt; they are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

•
Risk Grade 8 (Doubtful) — Loans classified Doubtful have all the weaknesses inherent in loans classified Substandard, plus the added characteristic that the weaknesses make collection or liquidation in full on the basis of currently existing facts, conditions, and values highly questionable and improbable. However, these loans are not yet rated as loss because certain events may occur which would salvage the debt.

•
Risk Grade 9 (Loss) — Loans classified Loss are considered uncollectable and of such little value that their continuance as bankable assets is not warranted. This classification does not mean that the asset has absolutely no recovery or salvage value, but rather that it is not practical or desirable to defer writing off this worthless loan even though partial recovery may be affected in the future.

The following tables presents information on risk ratings of the commercial and consumer loan portfolios, segregated by loan class as of December 31, 2012 and 2011:

December 31, 2012
Commercial Credit Exposure By Internally Assigned Grade	Commercial and industrial	Construction	Commercial real estate	Multi-family residential
	(dollars in thousands)
Superior	$296	$49	$—	$—
Very good	7	2	300	—
Good	7,406	715	19,623	—
Acceptable	7,482	3,818	66,716	7,320
Acceptable with care	12,803	37,625	70,895	9,704
Special mention	691	3,233	18,278	1,018
Substandard	612	2,778	11,137	1,482
Doubtful	—	—	—	—
Loss	—	—	—	—
	$29,297	$48,220	$186,949	$19,524

Consumer Credit Exposure By Internally Assigned Grade	1-to-4 family residential	HELOC
Pass	$33,944	$32,347
Special mention	2,839	1,103
Substandard	4,234	1,153
	$41,017	$34,603

Consumer Credit Exposure Based On Payment Activity	Loans to individuals & overdrafts
Pass	$8,634
Non-pass	100
$8,734

December 31, 2011
Commercial Credit Exposure By Internally Assigned Grade	Commercial and industrial	Construction	Commercial real estate	Multi-family residential
	(dollars in thousands)
Superior	$722	$59	$—	$—
Very good	154	6	429	—
Good	5,184	2,369	16,510	1,064
Acceptable	8,224	6,685	67,922	12,828
Acceptable with care	15,048	54,087	60,604	7,820
Special mention	3,062	2,671	27,177	125
Substandard	752	4,969	19,405	1,540
Doubtful	—	—	—	—
Loss	—	—	—	—
	$33,146	$70,846	$192,047	$23,377

Consumer Credit Exposure By Internally Assigned Grade	1-to-4 family residential	HELOC
Pass	$43,647	$35,127
Special mention	2,925	1,391
Substandard	5,610	2,184
	$52,182	$38,702

Consumer Credit Exposure Based On Payment Activity	Loans to individuals & overdrafts
Pass	$7,447
Non-pass	224
$7,671

Allowance for Loan Losses

The allowance for loan losses is a reserve established through provisions for loan losses charged to income and represents management’s best estimate of probable loans losses that have been incurred within the existing portfolio of loans. The allowance, in the judgment of management, is necessary to reserve for estimated losses and risk inherent in the loan portfolio. The Company’s allowance for loan loss methodology is based on historical loss experience by type of credit and internal risk grade, specific homogeneous risk pools and specific loss allocations, with adjustments for current events and conditions. The Company’s process for determining the appropriate level of reserves is designed to account for changes in credit quality as they occur The provision for loan losses reflects loan quality trends, including the levels of, and trends related to, past due loans and economic conditions at the local and national levels. It also considers the quality and risk characteristics of the Company’s loan origination and servicing policies and practices.
Individual reserves are calculated according to ASC Section 310-10-35 against loans evaluated individually and deemed to most likely be impaired. Impaired loans include all loans in non-accrual status, all troubled debt restructures, all substandard loans that are deemed to be collateral dependent, and other loans that management determines require reserves.
In determining the loss history to be applied to its ASC 450 loan pools within the allowance for loan losses, the Company has previously used net charge-off history for most recent eight consecutive quarters. In determining the appropriate level of the allowance for loan losses at December 31, 2012, the loss history was expanded to ten consecutive quarters of net charge-offs. Since the most recent quarters contain a declining amount of charge offs coupled with a large number of recoveries and thus have a lower loss history than quarters from 2010 and 2011, management determined that the expansion of loss history better reflects the inherent losses in the current loan portfolio. The impact of this adjustment to the allowance for loan losses resulted in a $564,000 increase to our loan loss reserves as compared to the methodology previously used. Loan loss provisions in 2012 have also been affected by the decline in overall loan balances during the year.
Loans are deemed uncollectible at the discretion of the Chief Credit Officer, based on a variety of credit, collateral, documentation and other issues. In the case of uncollectible receivables, the collateral is considered unsecured and therefore fully charged off.
The following tables present a roll forward of the Company’s allowance for loan losses by loan segment for the twelve month periods ended December 31, 2012 and 2011, respectively (in thousands):

2012 Allowance for loan losses	Commercial and industrial	Construction	Commercial real estate	1 to 4 family residential	HELOC	Loans to individuals & overdrafts	Multi- family residential	Total
Balance, beginning of period 01/01/2012	$719	$1,540	$4,771	$1,661	$1,122	$94	$127	$10,034
Provision for loan losses	(2,962)	(339)	1,468	(591)	(110)	(42)	(21)	(2,597)
Loans charged-off	(193)	(720)	(1,580)	(232)	(459)	(70)	—	(3,254)
Recoveries	2,714	317	287	232	74	90	—	3,714
Balance, end of period 12/31/2012	$278	$798	$4,946	$1,070	627	$72	$106	$7,897
Ending Balance: individually evaluated for impairment	$51	$64	$581	$157	$43	$4	$9	$909
Ending Balance: collectively evaluated for impairment	$227	$734	$4,365	$913	$584	$68	$97	$6,988
Loans:
Ending Balance	$29,297	$48,220	$186,949	$41,017	$34,603	$8,734	$19,524	$368,344
Ending Balance: individually evaluated for impairment	$611	$2,642	$10,492	$3,651	$819	$24	$1,482	$19,721
Ending Balance: collectively evaluated for impairment	$28,686	$45,578	$176,457	$37,366	$33,784	$8,710	$18,042	$348,623

2011 Allowance for loan losses	Commercial and industrial	Construction	Commercial real estate	1 to 4 family residential	HELOC	Loans to individuals & overdrafts	Multi- family residential	Total
Balance, beginning of period 01/01/2011	$1,052	$349	$3,111	$1,900	$1,433	$1,530	$640	$10,015
Provision for loan losses	18	2,172	4,570	1,026	298	(1,353)	(513)	6,218
Loans charged-off	(4,116)	(993)	(2,970)	(1,512)	(661)	(170)	—	(10,422)
Recoveries	3,765	12	60	247	52	87	—	4,223
Balance, end of period 12/31/2011	$719	$1,540	$4,771	$1,661	$1,122	$94	$127	$10,034
Ending Balance: individually evaluated for impairment	$—	$674	$498	$170	$158	$15	$—	$1,515
Ending Balance: collectively evaluated for impairment	$719	$866	$4,273	$1,491	$964	$79	$127	$8,519
Loans:
Ending Balance	$33,146	$70,846	$192,047	$52,182	$38,702	$7,671	$23,377	$417,971
Ending Balance: individually evaluated for impairment	$478	$4,376	$14,234	$2,836	$1,138	$233	$1,540	$24,835
Ending Balance: collectively evaluated for impairment	$32,668	$66,470	$177,813	$49,346	$37,564	$7,438	$21,837	$393,136
The negative provision for the commercial and industrial category in 2012 was due primarily to a $2.6 million recovery on the previously reported loan fraud by a large relationship borrower. Negative provisions in the construction, and 1 to 4 family and HELOC categories were the result of declines in outstanding loan balances from 2011 to 2012.